Goodwill	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 3. GOODWILL

The following is a rollforward of our goodwill ($ in millions):

Balance, December 31, 2016	$3,979.0
Foreign currency translation & other	20.2

Balance, March 31, 2017	$3,999.2

The carrying value of goodwill by segment is summarized as follows ($ in millions):

	March 31, 2017	December 31, 2016
Professional Instrumentation	$2,435.9	$2,423.7
Industrial Technologies	1,563.3	1,555.3

Total goodwill	$3,999.2	$3,979.0

We have not identified any “triggering” events which would have indicated a potential impairment of goodwill in the three months ended March 31, 2017.